                        SUPPLEMENT DATED JUNE 5, 2001 TO

                  PROSPECTUS INFORMATION DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-9



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Page 1, column 2 of your prospectus is amended to correct the telephone number and address for obtaining general information as follows:

For general information or to obtain FREE copies of the:
-        Statement of Additional Information;
- prospectus, annual report or semi-annual report for any underlying mutual fund;
-        prospectus for the Guaranteed Term Options; or
-        required Nationwide forms,


call:        1-866-221-1100

       TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE
       P.O. BOX 182449
       COLUMBUS, OHIO 43218-2449

                        SUPPLEMENT DATED JUNE 5, 2001 TO

            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-9



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

Page 1 of your Statement of Additional Information is amended to correct the telephone number and address for obtaining a prospectus as follows:

The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance, P. O. Box 182449, Columbus, Ohio 43218-2449, or calling 1-866-221-1100, TDD 1-800-238-3035.